Significant Accounting Policies and Basis of Preparation (Schedule of Right-Of-Use Assets and Lease Liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of Significant Accounting Policies and Basis of Preparation [Abstract]
Minimum lease payments under operating leases as of December 31, 2018	$ 657,466
Assumed exercise of renewal of office lease in April 2020	460,050
Effect from discounting at the incremental borrowing rate as of January 1, 2019	(232,529)
Lease liabilities recognized as of January 1, 2019	884,987	$ 729,878
Prepaid lease payments	49,672
Right-of-use assets recognized as of January 1, 2019	$ 934,659